SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING PRONOUNCEMENTS - Investments in significant entities (Details) - USD ($) $ in Millions	1 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2013	Dec. 31, 2010
MTS Belarus
Disclosure of investments in significant entities
Proportion of ownership interest			49.00%	49.00%
Sistema Capital
Disclosure of investments in significant entities
Proportion of ownership interest		30.00%	30.00%	30.00%
Zifrovoe TV
Disclosure of investments in significant entities
Proportion of ownership interest			20.00%	20.00%
OZON Holdings Ltd
Disclosure of investments in significant entities
Proportion of ownership interest			18.69%	11.20%	10.80%
YOUDO Web Technologies
Disclosure of investments in significant entities
Proportion of ownership interest	13.68%		13.70%
RTC
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)			100.00%	100.00%
Vodafone Ukraine (VF Ukraine)
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)			100.00%	100.00%
MTS Turkmenistan
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)			100.00%	100.00%
Sibintertelecom
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)			100.00%	100.00%
NVision
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)			100.00%	100.00%
Sitronics Telecom Solutions
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)			100.00%	100.00%
NVision Czech Republic
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)			100.00%	100.00%
Sputnikovoe TV
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)			100.00%	100.00%
Stream
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)			100.00%	100.00%
Dega
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)			100.00%	100.00%
Stream Digital
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)			100.00%	100.00%
MTS Energo
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)			100.00%	100.00%
Bashkortostan Cellular Communication OJSC (BCC)
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)				100.00%
Praliss Enterprises Limited
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)			100.00%	100.00%
MDTZK LLC (Ticketland)
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)			100.00%
IT Grad
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)			100.00%
Metro-Telecom
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)			95.00%	95.00%
MGTS Group
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)			94.70%	94.70%
MTS Armenia
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)			80.00%	80.00%
Kulturnaya Sluzhba (Ponominalu)
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)			78.20%
Navigation Information Systems Group (NIS)
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)			77.70%	77.70%
MTS Bank
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)			55.40%	26.60%
Oblachny Retail LLC
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)			50.80%	50.80%
MTS International Funding Limited ("MTS International") | Notes issued in 2010
Borrowings
Notional amount							$ 750
MTS International Funding Limited ("MTS International") | Notes issued in 2013
Borrowings
Notional amount						$ 500
USD | MTS International Funding Limited ("MTS International") | Notes issued in 2010
Borrowings
Interest rate							8.625%
USD | MTS International Funding Limited ("MTS International") | Notes issued in 2013
Borrowings
Interest rate						5.00%